Related Party Transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions
Director remuneration	$ 486	$ 382
Officer & key management remuneration	6,040	4,206
Share-based payments	$ 19,611	$ 9,128